Funds held for clients (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 488,727	$ 598,839
Cash
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	269,792	504,726
Short-term investments
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	80,000	0
Long-term bonds
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 138,935	$ 94,113